Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	PSIX
Entity Registrant Name	POWER SOLUTIONS INTERNATIONAL, INC.
Entity Central Index Key	0001137091
Entity Filer Category	Smaller Reporting Company